Annual Fund Operating Expenses - Towle Small-Cap Value ETF - Towle Small-Cap Value ETF Class	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%